CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 2,223	$ 24
Restricted cash	17	14
Accounts receivable (net of allowances of $44 in 2022 and $44 in 2021)*	2,279	1,444
Deferred costs (current portion)	920	1,205
Prepaid expenses and other current assets	337	157
Total current assets	5,777	2,843
Inventories, at lower of average cost or net realizable value:
Property and equipment, net	2,923	3,991
Operating right-of-use assets, net	1,361	1,131
Deferred costs (noncurrent portion)	1,265	1,441
Deferred taxes	675	424
Goodwill	732	1,230
Intangible assets, net	36	60
Pension assets	58	1
Other noncurrent assets	385	85
Total assets	13,213	11,205
Current liabilities:
Accounts payable	1,140	919
Value-added tax and income tax liabilities	357
Short-term debt	105	69
Accrued compensation and benefits	381	350
Deferred income (current portion)	872	854
Operating lease liabilities (current portion)	360	333
Accrued contract costs	498	440
Other accrued expenses and liabilities	744	874
Total current liabilities	4,457	3,838
Long-term debt	3,128	140
Retirement and nonpension postretirement benefit obligations	856	550
Deferred income (noncurrent portion)	475	543
Operating lease liabilities (noncurrent portion)	1,007	850
Other noncurrent liabilities	522	300
Total liabilities	10,446	6,220
Commitments and contingencies
Equity:
Net Parent investment		6,023
Common stock, par value $0.01 per share, and additional paid-in capital (shares authorized: 1,000.0; shares issued: 2022 - 224.5, 2021 - 224.2)	4,284
Accumulated deficit	(375)
Treasury stock, at cost (shares: 2022 - 0.2, 2021 - 0.0)	(1)
Accumulated other comprehensive income/(loss)	(1,143)	(1,096)
Total stockholders' equity before non-controlling interests	2,765	4,927
Non-controlling interests	3	58
Total equity	2,767	4,985
Total liabilities and equity	$ 13,213	$ 11,205